Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 837	$ 1,098
Receivables and other current assets	65	161
Due from related party		95
TOTAL CURRENT ASSETS	902	1,354
NON-CURRENT ASSETS
Equipment	22	28
Exploration and evaluation assets	38,806	38,633
Investment in related party	163	24
TOTAL NON-CURRENT ASSETS	38,991	38,685
TOTAL ASSETS	39,893	40,039
CURRENT LIABILITIES
Trade payables and accrued liabilities	460	519
Flow through share premium	89	89
TOTAL CURRENT LIABILITIES	549	608
TOTAL LIABILITIES	549	608
EQUITY
Reserve	3,066	4,175
Deficit	(53,943)	(54,341)
TOTAL EQUITY	39,344	39,431
TOTAL LIABILITIES AND EQUITY	39,893	40,039
Preferred Stock [Member]
EQUITY
Share capital	591	591
Common Stock [Member]
EQUITY
Share capital	$ 89,630	$ 89,006